Product net sales - (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Product net sales.
Revenue from Sale of Goods Gross	$ 555,700	$ 109,400
Cost of Goods Sold	68,400	13,400
Product net sales	$ 487,335	$ 95,996